Commitments and Contingencies (Details) $ in Thousands	Apr. 17, 2017 USD ($)	Dec. 31, 2019 USD ($) lawsuit	Dec. 31, 2018 USD ($)
Pending Litigation
Loss Contingencies [Line Items]
Amount awarded to other party	$ 81,500
Judicial Ruling
Loss Contingencies [Line Items]
Amount awarded to other party	$ 77,100
Product Liability
Loss Contingencies [Line Items]
Number of pending claims | lawsuit		1,615
Product liability		$ 146,230	$ 141,203